Average Annual Total Returns - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund - Class OUS - Return Before Taxes
Jan. 27, 2025
Average Annual Return:
Past 1 year	4.90%
Past 5 years	2.19%
Past 10 years	1.47%